THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 40.0%

	Shares	Value

Australia — 0.0%
Xero *	1,045	$68,843

Austria — 0.2%
ANDRITZ	698	32,659
BAWAG Group	700	32,319
OMV	1,602	68,229
UNIQA Insurance Group	2,028	13,894
Verbund	5,878	646,374

		793,475

Belgium — 0.0%
Aedifica	359	37,273
Barco	1,016	26,621
bpost	1,295	8,127
Cofinimmo	238	26,784
D’ieteren Group	187	30,692
Fagron	809	12,339
Galapagos *	339	17,199
KBC Ancora	483	16,917

		175,952

Brazil — 0.3%
Banco do Brasil	3,800	26,550
Itau Unibanco Holding ADR	92,722	417,249
JBS	6,500	40,100
Localiza Rent a Car	24,900	280,180
Lojas Renner *	24,550	120,707
Raia Drogasil	23,800	96,505
Suzano ADR	12,609	117,894
Suzano	1,500	14,060
Vale	600	8,094

		1,121,339

Canada — 0.1%
Algonquin Power & Utilities	15,654	218,940
MEG Energy *	604	8,316
Northland Power	6,652	218,071
Shopify *	200	6,967
Shopify, Cl A *	4,340	151,162
Toronto-Dominion Bank	201	13,056

		616,512

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — 0.4%
Alibaba Group Holding ADR *	8,100	$723,897
Baidu ADR *	2,941	401,652
Bilibili ADR *	498	12,171
Pinduoduo ADR *	16,374	802,490

		1,940,210

Denmark — 0.4%
ALK-Abello *	1,120	22,361
AP Moller - Maersk, Cl A	27	72,332
Bavarian Nordic *	382	18,942
Chemometec	117	13,976
FLSmidth	483	13,267
H Lundbeck	2,688	13,286
ISS *	1,229	21,479
Jyske Bank *	660	34,542
Netcompany Group *	269	15,085
Orsted	3,915	455,771
Royal Unibrew	399	34,028
Scandinavian Tobacco Group	950	18,195
SimCorp	244	18,212
Vestas Wind Systems	29,478	774,792

		1,526,268

Finland — 0.1%
Cargotec, Cl B	388	13,722
Fortum	8,758	98,302
Konecranes, Cl A	618	16,592
Metso Outotec	4,312	35,646
Musti Group	377	7,814
QT Group *	117	9,461
TietoEVRY	885	24,072
Tokmanni Group	754	9,918
Valmet	1,021	28,412

		243,939

France — 0.3%
ALD	1,367	16,193
Altarea	56	8,305
Alten	264	35,756
CGG *	27,039	24,150
Cie Plastic Omnium	926	17,319
Coface *	1,229	12,871
Dassault Systemes	3,051	130,862

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
Elior Group *	1,329	$4,319
Engie	16,378	202,634
Eutelsat Communications	1,766	13,439
Fnac Darty	231	9,266
ICADE	426	21,328
IPSOS	389	19,938
JCDecaux *	765	12,337
LVMH Moet Hennessy Louis Vuitton	365	253,438
Neoen	429	18,868
Nexans	186	17,864
Nexity	452	11,108
Rexel	2,051	36,451
Rubis	637	15,569
Schneider Electric	989	136,782
SES, Cl A	2,354	17,765
Sopra Steria Group	128	21,329
SPIE	1,421	34,125
Trigano	99	9,687
Valeo	6,011	129,116
Virbac	31	11,450

		1,242,269

Germany — 0.8%
AIXTRON	758	19,596
Allianz	462	83,902
Amadeus Fire	81	9,050
Aurubis	404	29,168
Bayer	1,923	112,169
Bilfinger	422	12,752
CANCOM	308	10,529
Cewe Stiftung & KGaA	104	8,931
CompuGroup Medical & KGaA	248	10,750
CTS Eventim & KGaA *	414	22,804
Dermapharm Holding	145	8,169
Deutsche Post	2,310	92,261
Deutz	1,464	6,112
Duerr	510	12,680
E.ON	60,304	542,077
Eckert & Ziegler Strahlen- und Medizintechnik	102	4,523
Encavis	1,006	22,014
Evotec *	728	18,914
flatexDEGIRO *	426	4,333

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
Fraport Frankfurt Airport Services Worldwide *	294	$13,445
Freenet	1,340	31,552
Global Fashion Group *	661	981
Hornbach Holding & KGaA	93	7,300
HUGO BOSS	492	29,073
Hypoport *	30	6,236
Infineon Technologies	8,954	245,558
Jenoptik	555	13,442
KION Group	1,540	70,243
Kloeckner	1,182	11,584
Kontron	316	4,709
Krones	179	15,596
Merck KGaA	2,042	388,919
MorphoSys *	297	6,603
Nagarro *	75	8,796
Nordex *	948	9,211
Pfeiffer Vacuum Technology	83	13,123
ProSiebenSat.1 Media	1,419	12,136
Rheinmetall	337	61,798
RWE	6,537	268,918
SAP	3,445	321,323
Shop Apotheke Europe *	101	9,808
Siemens	652	72,726
Siemens Energy	38,573	640,984
Sixt	179	21,853
Software	483	13,049
Stroeer & KGaA	332	14,521
TAG Immobilien	974	10,786
Varta	115	9,362

		3,364,369

Greece — 0.1%
JUMBO *	39,923	618,995

Hong Kong — 0.5%
China Longyuan Power Group, Cl H	10,000	16,066
China Overseas Property Holdings	75,000	78,386
China Petroleum & Chemical, Cl H	266,000	125,407
China Shenhua Energy, Cl H	8,000	22,611
Chow Tai Fook Jewellery Group	35,800	70,804
CMOC Group, Cl H	30,000	14,728
Ganfeng Lithium, Cl H	4,000	36,169

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — continued
Geely Automobile Holdings	256,000	$507,621
Haidilao International Holding *	7,000	13,986
Hangzhou Tigermed Consulting, Cl H	1,700	17,657
Industrial & Commercial Bank of China, Cl H	234,000	123,713
JD Health International *	6,900	52,337
JD.com, Cl A *	9	268
PetroChina, Cl H	130,000	60,705
Shenzhou International Group Holdings	27,400	288,197
Sunac Services Holdings	48,000	20,588
WuXi AppTec, Cl H	1,100	13,326
Wuxi Biologics Cayman *	53,000	507,322
Xinyi Solar Holdings	10,000	16,988

		1,986,879

Hungary — 0.2%
OTP Bank Nyrt	6,001	123,887
Richter Gedeon Nyrt	26,938	551,023

		674,910

India — 0.5%
Adani Green Energy *	691	19,046
Angel One	19,078	331,358
Avenue Supermarts *	4,166	224,072
Divi’s Laboratories	6,248	303,089
Hindustan Unilever	10,811	361,162
Info Edge India	3,304	181,541
Jubilant Foodworks	23,565	164,507
Reliance Industries	11,187	355,795
Tata Consultancy Services	7,532	315,054

		2,255,624

Indonesia — 0.1%
Bank Central Asia	978,400	486,519

Ireland — 0.0%
AIB Group	6,307	14,346
Bank of Ireland Group	6,355	36,400
Glanbia	1,323	15,589
Glenveagh Properties *	10,269	11,398

		77,733

Italy — 0.6%
Anima Holding	4,309	15,128
Banca Generali	801	23,304
Banco BPM	9,080	23,518

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Italy — continued
BPER Banca	9,894	$13,734
Brunello Cucinelli	409	23,770
De’ Longhi	659	12,534
Enel	22,391	112,878
Eni	6,295	75,670
ERG	9,145	298,284
Interpump Group	616	26,326
Leonardo	3,216	30,123
Prysmian	30,589	972,631
Reply	176	23,170
Salvatore Ferragamo	772	13,694
Sesa	104	14,761
STMicroelectronics	10,104	382,417
Terna - Rete Elettrica Nazionale	53,802	411,896
Tod’s *	208	7,388
Unipol Gruppo	5,369	22,521

		2,503,747

Japan — 8.8%
Advantest	4,200	249,804
Ajinomoto	44,200	1,163,166
Asahi Group Holdings	19,900	691,850
Asics	43,800	834,543
Canon	9,600	227,115
Concordia Financial Group	109,700	373,199
Daifuku	3,600	229,560
Dai-ichi Life Holdings	34,600	601,863
Daiichi Sankyo	61,400	1,628,004
FANUC	7,000	1,207,224
Fast Retailing	100	60,559
Fuji Electric	22,600	1,020,750
Fuji Oil Holdings	6,100	104,102
Fujikura	157,400	951,516
Fujitsu	1,000	134,062
Harmonic Drive Systems	2,900	110,568
Hitachi	29,200	1,478,339
Hoya	200	20,038
ITOCHU	32,400	943,153
JCR Pharmaceuticals	20,000	371,580
JMDC	6,700	333,403
KDDI	5,700	182,755
Keyence	6,000	2,378,053

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Koito Manufacturing	3,400	$111,764
Lawson	2,100	74,469
M&A Capital Partners *	11,900	333,518
Menicon	16,200	408,501
MINEBEA MITSUMI	38,700	696,141
MISUMI Group	7,200	179,124
Mitsubishi Electric	30,000	316,627
Mitsubishi UFJ Financial Group	148,200	835,032
Mitsui Fudosan	39,400	880,568
Morinaga Milk Industry	14,100	519,908
NEC	38,300	1,413,824
Nidec	11,900	826,979
Nippon Telegraph & Telephone	85,500	2,442,335
Nitori Holdings	4,100	433,774
Nittoku	14,200	282,909
NTT Data	25,600	387,456
Pan Pacific International Holdings	40,200	625,933
Raito Kogyo	34,300	506,015
Recruit Holdings	1,500	56,060
Renesas Electronics *	31,300	298,128
Rengo	158,900	929,271
Santen Pharmaceutical	8,800	71,281
Seven & i Holdings	26,600	1,084,222
Shin-Etsu Chemical	8,100	1,037,564
SHO-BOND Holdings	6,500	287,589
SMC	400	197,135
Solasto	14,300	91,810
Sony Group	16,100	1,365,730
Sumitomo Mitsui Financial Group	26,600	834,498
Suzuki Motor	10,500	344,183
Taiyo Holdings	14,800	319,169
Tokyu	128,200	1,571,936
Toyota Motor	120,600	1,957,463
Trend Micro *	6,600	383,554
Ushio	18,100	250,254
Yamaha	19,500	831,754
Yaskawa Electric	3,300	115,579

		38,597,263

Malaysia — 0.0%
CIMB Group Holdings	19,000	22,260

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Mexico — 0.3%
Fomento Economico Mexicano	4,600	$28,550
Grupo Bimbo, Ser A	7,900	27,960
Grupo Financiero Banorte, Cl O	87,000	495,826
Wal-Mart de Mexico	153,700	558,765

		1,111,101

Netherlands — 0.1%
Adyen *	8	14,390
Alfen Beheer *	157	18,328
Arcadis	796	29,433
ASR Nederland	1,219	50,951
BE Semiconductor Industries	439	23,566
Corbion	506	17,634
Euronext	512	41,717
IMCD	363	58,134
Koninklijke Ahold Delhaize	884	24,344
PostNL	2,956	7,775
Signify	763	24,781
TKH Group	339	13,916
Wereldhave	1,142	17,300

		342,269

New Zealand — 0.1%
Meridian Energy	144,264	452,735

Norway — 0.2%
Aker, Cl A	267	20,735
Aker BP	1,284	44,358
Aker Carbon Capture *	3,291	7,418
Aker Solutions	5,399	16,735
Crayon Group Holding *	448	7,182
Entra	1,447	20,377
Equinor	7,412	285,391
Kahoot! *	1,659	3,978
Kongsberg Gruppen	838	30,879
Leroy Seafood Group	2,263	17,778
NEL *	10,129	17,474
Nordic Semiconductor *	1,145	20,122
Salmar	567	40,613
Scatec	781	9,326
SpareBank 1 SR-Bank	1,815	21,461
Storebrand	4,074	34,267
TOMRA Systems	1,482	34,693

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Norway — continued
Yara International	3,408	$145,240

		778,027

Philippines — 0.0%
Metropolitan Bank & Trust	152,550	134,560

Poland — 0.0%
PGE Polska Grupa Energetyczna *	17,336	38,758
Powszechny Zaklad Ubezpieczen	9,879	64,716

		103,474

Portugal — 0.2%
Banco Comercial Portugues, Cl R	91,270	13,544
EDP - Energias de Portugal	41,526	210,075
EDP Renovaveis	31,403	816,766

		1,040,385

Russia — 0.0%
Yandex, Cl A *	16,554	–

Singapore — 0.0%
Sea ADR *	116	8,853

South Africa — 0.2%
Absa Group	32,711	335,206
Anglo American Platinum	420	32,218
FirstRand	110,722	437,991
Gold Fields	837	7,741
Woolworths Holdings	5,952	18,984

		832,140

South Korea — 0.6%
Celltrion	1	146
Doosan Bobcat	20,091	482,580
Hanwha Solutions *	24,590	830,782
Kia	264	16,528
Samsung Electronics	6,566	310,803
SK Hynix	13,458	1,017,382

		2,658,221

Spain — 0.7%
Acciona	6,875	1,414,666
Acerinox	5,307	51,777
Almirall	922	8,902
Amadeus IT Group, Cl A *	1,103	64,316
Banco de Sabadell	35,516	22,739

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Spain — continued
Bankinter	5,808	$28,596
Cia de Distribucion Integral Logista Holdings	841	17,336
Endesa	7,608	139,450
Fluidra	641	11,981
Iberdrola	27,323	291,767
Inmobiliaria Colonial Socimi	3,380	22,394
Laboratorios Farmaceuticos Rovi	180	9,424
Mapfre	6,504	10,505
Merlin Properties Socimi	2,403	25,774
Red Electrica	37,025	727,923
Repsol	7,429	92,552
Solaria Energia y Medio Ambiente *	829	19,115
Unicaja Banco	10,427	9,019

		2,968,236

Sweden — 0.3%
AddTech, Cl B	2,079	35,590
AFRY	972	14,842
Avanza Bank Holding	855	16,498
Axfood	1,420	45,083
Beijer Ref, Cl B	1,729	27,427
Betsson, Cl B	1,598	11,031
BICO Group, Cl B *	216	858
BillerudKorsnas	3,005	38,760
Bure Equity	477	12,698
Castellum	3,064	49,122
Cint Group *	999	7,051
Dometic Group	1,971	13,367
Dustin Group	960	6,555
Electrolux Professional, Cl B	1,843	11,262
Elekta, Cl B	2,793	20,172
Epiroc, Cl B	5,698	90,505
Evolution	22	2,135
Fabege	2,652	27,222
Fortnox	3,016	17,198
Getinge, Cl B	1,513	34,142
Hexagon, Cl B	14,293	168,294
Hexpol	3,305	34,471
Holmen, Cl B	1,445	59,378
Indutrade	1,613	37,911
Instalco	2,065	10,222
JM	681	12,638

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Kindred Group SDR	1,429	$12,585
Lifco, Cl B	1,210	23,554
Millicom International Cellular SDR *	616	9,686
MIPS	170	9,095
Modern Times Group MTG, Cl B *	835	8,643
Mycronic	536	7,884
Nolato, Cl B	1,709	10,284
Nordea Bank Abp	14,996	147,860
Nyfosa	1,367	12,763
Saab, Cl B	686	24,815
Sagax, Cl B	1,066	27,473
Sdiptech, Cl B *	189	5,270
Stillfront Group *	2,160	5,660
Thule Group	818	23,748
Viaplay Group, Cl B *	503	14,935
Vitrolife	432	14,094
Wallenstam, Cl B	4,056	20,675
Wihlborgs Fastigheter	2,440	20,806

		1,204,262

Switzerland — 0.3%
ABB	6,846	208,116
ams-OSRAM *	1,511	12,473
Bachem Holding, Cl B	160	10,789
Basilea Pharmaceutica *	81	3,754
Belimo Holding	68	27,915
Bossard Holding	46	10,253
Bucher Industries	52	19,965
Burckhardt Compression Holding	34	15,360
Cembra Money Bank	348	25,297
Comet Holding	52	9,591
DKSH Holding	249	20,467
Flughafen Zurich *	144	23,947
Galenica	496	39,269
Georg Fischer	820	50,117
Gurit Holding	70	8,528
Helvetia Holding	277	31,669
Huber + Suhner	286	25,752
Idorsia *	916	11,202
Inficon Holding	15	12,518
Landis+Gyr Group	184	12,145
Medmix	202	4,577

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Mobimo Holding	16	$4,120
Novartis	1,767	151,838
OC Oerlikon	1,954	15,122
Peach Property Group	173	6,286
PSP Swiss Property	425	50,827
Sensirion Holding *	86	9,981
SIG Group, Cl C	2,236	58,333
Softwareone Holding	689	9,378
Stadler Rail	396	12,825
Sulzer	198	13,273
Swissquote Group Holding	83	10,091
Tecan Group	77	27,345
VAT Group	150	43,676
Vontobel Holding	285	18,746
Zur Rose Group *	53	3,784
Zurich Insurance Group	995	434,346

		1,453,675

Taiwan — 0.6%
Airtac International Group	10,562	289,523
Cathay Financial Holding	128,000	195,271
Chailease Holding	42,153	299,779
Delta Electronics	52,000	452,251
Fubon Financial Holding	6,000	11,270
MediaTek	7,880	181,556
Taiwan Semiconductor Manufacturing	57,000	977,525

		2,407,175

Turkey — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret	16,132	20,010
BIM Birlesik Magazalar	26,847	138,375
Eregli Demir ve Celik Fabrikalari	10,370	16,063
Ford Otomotiv Sanayi	1,027	17,471

		191,919

United Kingdom — 0.2%
AVEVA Group	2,298	66,483
British American Tobacco	1,690	66,221
Experian	12,294	430,443
Ferguson	585	73,592
SSE	14,504	313,264

		950,003

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — 22.8%

Communication Services — 1.4%
Alphabet, Cl A *	24,234	$2,818,899
Alphabet, Cl C *	1,560	181,958
AT&T	20,740	389,497
Fox	801	24,751
Interpublic Group	13,072	390,461
Meta Platforms, Cl A *	9,821	1,562,521
Nexstar Media Group, Cl A	1,949	367,133
Roku, Cl A *	118	7,731
Sirius XM Holdings	4,299	28,717
T-Mobile US *	1,046	149,641
Twitter *	516	21,471
Warner Bros Discovery *	7,877	118,155

		6,060,935

Consumer Discretionary — 1.9%
Amazon.com *	7,650	1,032,368
AutoNation *	2,750	326,535
Best Buy	4,929	379,484
Booking Holdings *	87	168,405
Chipotle Mexican Grill, Cl A *	601	940,096
eBay	301	14,638
Etsy *	120	12,446
Grand Canyon Education *	13	1,249
Hanesbrands	11,990	134,048
Kohl’s	215	6,265
LKQ	143	7,842
Lowe’s	2,573	492,807
Lululemon Athletica *	994	308,647
Luminar Technologies, Cl A *	9,320	63,003
Marriott International, Cl A	18	2,859
MercadoLibre *	294	239,231
NIKE, Cl B	11,346	1,303,882
Peloton Interactive, Cl A *	664	6,301
Penske Automotive Group	494	56,558
Royal Caribbean Cruises *	227	8,787
Target	9,761	1,594,752
Tesla *	43	38,332
TJX	3,754	229,595
Ulta Beauty *	1,305	507,528
Under Armour, Cl C *	10,668	88,118

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
VF	3,475	$155,263

		8,119,039

Consumer Staples — 1.1%
Altria Group	6,595	289,257
Colgate-Palmolive	2,472	194,645
Costco Wholesale	2,438	1,319,689
Estee Lauder, Cl A	3,241	885,117
Hershey	1,695	386,392
Kroger	447	20,759
Monster Beverage *	6,188	616,449
Philip Morris International	1,398	135,815
Procter & Gamble	2,224	308,936
Walmart	6,235	823,332

		4,980,391

Energy — 0.7%
Baker Hughes, Cl A	5,547	142,502
Chevron	4,746	777,300
Devon Energy	3,154	198,229
EOG Resources	2,043	227,223
Exxon Mobil	9,230	894,664
Pioneer Natural Resources	527	124,873
Schlumberger	20,444	757,041

		3,121,832

Financials — 1.8%
American Express	6,539	1,007,137
Bank of America	15,919	538,221
Capital One Financial	122	13,399
Cincinnati Financial	989	96,269
Discover Financial Services	4,939	498,839
Evercore, Cl A	427	42,687
Everest Re Group	800	209,080
First Republic Bank	107	17,410
Huntington Bancshares	39,881	530,019
JPMorgan Chase	7,439	858,163
Pinnacle Financial Partners	94	7,436
Regions Financial	17,990	381,028
S&P Global	5,282	1,990,944
SVB Financial Group *	908	366,424
Synchrony Financial	5,920	198,202

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
T Rowe Price Group	4,032	$497,831
US Bancorp	1,737	81,986
Wells Fargo	11,820	518,543

		7,853,618

Health Care — 2.2%
Abbott Laboratories	5,648	614,728
Align Technology *	1,015	285,185
AmerisourceBergen, Cl A	2,214	323,089
Amgen	39	9,652
Azenta	2,122	144,848
Boston Scientific *	418	17,159
Dexcom *	168	13,790
Exact Sciences *	242	10,914
Hologic *	2,868	204,718
IDEXX Laboratories *	1,252	499,773
Intuitive Surgical *	66	15,191
Johnson & Johnson	1,835	320,244
McKesson	4,971	1,697,994
Medtronic	170	15,728
Merck	7,765	693,725
Moderna *	1,897	311,279
Molina Healthcare *	1,047	343,123
Pfizer	8,948	451,964
Regeneron Pharmaceuticals *	2,045	1,189,556
Veeva Systems, Cl A *	790	176,628
Vertex Pharmaceuticals *	6,085	1,706,295
Waters *	178	64,797
Zoetis, Cl A	2,415	440,858

		9,551,238

Industrials — 2.3%
3M	2,459	352,227
AerCap Holdings *	1,817	81,511
Booz Allen Hamilton Holding, Cl A	3,257	312,607
Caterpillar	1,410	279,532
Cintas	412	175,302
Copart *	1,594	204,191
Delta Air Lines *	475	15,105
Dover	2,137	285,674
Emerson Electric	1,306	117,631

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Equifax	1,370	$286,207
Expeditors International of Washington	2,178	231,412
General Electric	1,164	86,031
Graco	2,894	194,361
Honeywell International	815	156,855
Illinois Tool Works	4,075	846,622
Lockheed Martin	573	237,113
Northrop Grumman	684	327,568
Old Dominion Freight Line	503	152,666
Quanta Services	11,623	1,612,459
Raytheon Technologies	6,060	564,853
Republic Services, Cl A	3,589	497,651
Robert Half International	5,937	469,854
Rockwell Automation	840	214,435
Rollins	5,926	228,566
Schneider National, Cl B	7,121	180,375
Southwest Airlines *	414	15,782
Sunrun *	19,883	649,975
Trane Technologies	2,624	385,702
Trex *	349	22,517
United Parcel Service, Cl B	4,121	803,142
WW Grainger	383	208,172

		10,196,098

Information Technology — 9.4%
Accenture, Cl A	2,770	848,340
Adobe *	4,423	1,813,961
Advanced Micro Devices *	2,195	207,362
Akamai Technologies *	1,380	132,784
Alteryx, Cl A *	901	43,635
Analog Devices	277	47,633
ANSYS *	875	244,116
Appian, Cl A *	1,053	51,102
Apple	11,193	1,818,974
Applied Materials	6,365	674,563
Arista Networks *	2,996	349,423
Arrow Electronics *	3,484	446,544
Atlassian, Cl A *	194	40,608
Autodesk *	2,689	581,684
Automatic Data Processing	1,510	364,091
Bill.com Holdings *	622	84,020

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Block, Cl A *	152	$11,561
Broadcom	783	419,281
Cadence Design Systems *	7,279	1,354,476
CDW	97	17,608
Ceridian HCM Holding *	475	26,016
Check Point Software Technologies *	2,264	282,094
Cisco Systems	22,570	1,024,001
Cognex	4,083	208,151
Coupa Software *	845	55,280
Crowdstrike Holdings, Cl A *	515	94,554
Datadog, Cl A *	2,987	304,704
Dell Technologies, Cl C	8,171	368,185
DocuSign, Cl A *	1,303	83,366
Dropbox, Cl A *	7,111	161,704
Elastic *	484	38,667
Enphase Energy *	6,243	1,774,136
F5 *	1,140	190,790
Fidelity National Information Services	8,287	846,600
First Solar *	13,169	1,305,970
Five9 *	1,068	115,472
Fortinet *	16,330	974,085
Gartner *	900	238,932
GoDaddy, Cl A *	1,049	77,815
Guidewire Software *	690	53,627
Hewlett Packard Enterprise	26,198	373,060
HP	19,609	654,744
HubSpot *	449	138,292
Intel	345	12,527
International Business Machines	3,534	462,212
Intuit	2,901	1,323,349
IPG Photonics *	1,237	131,839
Juniper Networks	5,924	166,050
Kyndryl Holdings *	667	6,983
Lam Research	1,097	549,059
Marvell Technology	1,154	64,255
Mastercard, Cl A	3,293	1,165,030
Microchip Technology	2,786	191,844
Microsoft	15,958	4,480,049
MongoDB, Cl A *	353	110,302
National Instruments	2,477	94,126

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
nCino *	3,836	$123,864
Nutanix, Cl A *	7,198	108,906
NVIDIA	4,933	895,981
NXP Semiconductors	2,741	504,015
Okta, Cl A *	1,025	100,911
ON Semiconductor *	3,742	249,891
Oracle	8,745	680,711
Palo Alto Networks *	1,017	507,585
Paychex	2,895	371,371
Paycom Software *	1,446	477,889
PayPal Holdings *	6,498	562,272
PTC *	1,639	202,220
Pure Storage, Cl A *	1,960	55,566
QUALCOMM	8,752	1,269,565
RingCentral, Cl A *	777	38,454
Salesforce *	2,427	446,617
ServiceNow *	2,775	1,239,482
Snowflake, Cl A *	1,365	204,627
Splunk *	1,380	143,396
StoneCo, Cl A *	5,589	53,543
Synopsys *	3,427	1,259,423
TE Connectivity	2,772	370,700
Teradata *	774	29,636
Teradyne	3,690	372,284
Texas Instruments	4,628	827,903
Trade Desk, Cl A *	4,785	215,325
Trimble *	4,787	332,361
Twilio, Cl A *	711	60,293
Tyler Technologies *	143	57,057
Unity Software *	2,833	105,926
Viasat *	386	12,711
Visa, Cl A	1,606	340,649
VMware, Cl A *	2,940	341,628
Western Digital *	431	21,162
Workday, Cl A *	1,299	201,475
Zebra Technologies, Cl A *	618	221,052
Zoom Video Communications, Cl A *	1,334	138,549
Zscaler *	1,222	189,483

		41,034,119

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — 0.5%
CF Industries Holdings	51	$4,870
Dow	8,792	467,822
Eagle Materials	826	104,448
Ecolab	1,206	199,195
Nucor	5,412	734,949
United States Steel	5,626	133,055
Westrock	15,338	649,718

		2,294,057

Real Estate — 0.4%
CBRE Group, Cl A *	12,099	1,035,916
Host Hotels & Resorts	1,053	18,754
Weyerhaeuser	21,010	763,083
Zillow Group, Cl C *	351	12,243

		1,829,996

Utilities — 1.1%
Atlantica Sustainable Infrastructure	21,742	775,320
Avangrid	14,009	682,659
Brookfield Renewable, Cl A	16,020	626,702
Clearway Energy, Cl C	15,540	583,372
IDACORP	2,323	259,525
NextEra Energy	3,464	292,673
NRG Energy	36,379	1,373,307

		4,593,558

		99,634,881

TOTAL COMMON STOCK
(Cost $172,622,892)		174,589,022

CORPORATE OBLIGATIONS — 16.7%

	Face Amount(1)

Communication Services — 0.0%
Millicom International Cellular
6.250%, 03/25/2029	$20,000	19,016

Consumer Discretionary — 0.1%
Home Depot
3.750%, 02/15/2024	320,000	323,452

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

Consumer Staples — 0.7%
General Mills
3.650%, 02/15/2024	$2,774,000	$2,786,375
2.600%, 10/12/2022	88,000	88,019

		2,874,394

Financials — 10.8%
American Express
3.700%, 08/03/2023	594,000	596,464
3.400%, 02/22/2024	3,012,000	3,006,082
Asian Development Bank MTN
2.508%, SOFR Index + 1.000%, 08/27/2026	606,000	621,367
1.875%, 08/10/2022	620,000	619,926
0.250%, 07/14/2023	631,000	613,707
Australia & New Zealand Banking Group MTN
2.050%, 11/21/2022	7,944,000	7,921,731
Bank of Montreal MTN
2.433%, SOFR Index + 0.270%, 04/14/2023	4,396,000	4,371,853
0.400%, 09/15/2023	2,998,000	2,905,579
Bank of New York Mellon MTN
2.507%, U.S. SOFR + 0.260%, 04/26/2024	619,000	610,693
0.350%, 12/07/2023	518,000	500,577
Canadian Imperial Bank of Commerce
2.754%, U.S. SOFR + 0.800%, 03/17/2023	3,997,000	3,995,681
0.450%, 06/22/2023	4,996,000	4,867,159
China SCE Group Holdings
7.375%, 04/09/2024	810,000	168,277
European Investment Bank
2.250%, 08/15/2022	618,000	617,901
1.375%, 05/15/2023	1,193,000	1,177,348
0.250%, 09/15/2023	632,000	612,680
Kreditanstalt fuer Wiederaufbau
1.750%, 08/22/2022	621,000	620,756
0.500%, 09/20/2024	1,238,000	1,174,218
0.250%, 04/25/2023	630,000	617,029
Morgan Stanley MTN
4.183%, ICE LIBOR USD 3 Month + 1.400%, 10/24/2023	621,000	621,631
Morgan Stanley MTN
3.750%, 02/25/2023	601,000	602,646
3.125%, 01/23/2023	606,000	606,297
State Street
3.700%, 11/20/2023	582,000	587,355

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

Financials (continued)
Toronto-Dominion Bank MTN
2.319%, U.S. SOFR + 0.240%, 01/06/2023	$6,026,000	$6,009,187
0.450%, 09/11/2023	3,157,000	3,064,155

		47,110,299

Health Care — 1.8%
AstraZeneca
0.300%, 05/26/2023	3,066,000	2,992,497
Astrazeneca Finance
0.700%, 05/28/2024	1,006,000	959,408
Gilead Sciences
3.700%, 04/01/2024	2,346,000	2,364,458
0.750%, 09/29/2023	1,670,000	1,622,299

		7,938,662

Information Technology — 0.5%
International Business Machines
1.875%, 08/01/2022	1,672,000	1,672,000
Microsoft
2.875%, 02/06/2024	496,000	496,311
2.375%, 05/01/2023	265,000	263,620

		2,431,931

Real Estate — 2.8%
China Resources Land MTN
3.750%, (A) (B)	295,000	275,076
China SCE Group Holdings
7.250%, 04/19/2023	1,829,000	613,629
CIFI Holdings Group
6.550%, 03/28/2024	2,599,000	1,171,452
Country Garden Holdings
8.000%, 01/27/2024	1,569,000	737,430
4.750%, 01/17/2023	1,309,000	1,037,383
Franshion Brilliant
4.000%, (A) (B)	200,000	180,002
Franshion Brilliant
4.000%, 06/21/2024	680,000	577,667
Hopson Development Holdings
6.800%, 12/28/2023	1,020,000	632,655
Longfor Group Holdings
3.900%, 04/16/2023	432,000	401,765

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

Real Estate (continued)
RKPF Overseas 2019 A
7.875%, 02/01/2023	$ 2,782,000	$2,350,790
6.700%, 09/30/2024	900,000	432,225
Vanke Real Estate Hong Kong MTN
4.200%, 06/07/2024	478,000	442,415
Yanlord Land HK
6.800%, 02/27/2024	1,129,000	959,932
6.750%, 04/23/2023	2,390,000	2,221,027

		12,033,448

TOTAL CORPORATE OBLIGATIONS
(Cost $79,552,966)		72,731,202

U.S. TREASURY OBLIGATIONS — 14.2%

U.S. Treasury Bond
3.250%, 05/15/2042	12,922,000	12,936,134
3.125%, 02/15/2043	4,383,000	4,266,405
3.125%, 02/15/2042	4,352,000	4,283,320
U.S. Treasury Note
2.500%, 05/15/2024	13,564,000	13,461,740
2.000%, 06/30/2024	13,786,000	13,556,592
2.000%, 05/31/2024	13,749,000	13,525,579

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $62,145,248)		62,029,770

SOVEREIGN DEBT — 4.5%

Bonos de la Tesoreria de la Republica en pesos
4.700%, 09/01/2030	CLP 2,145,000,000	2,146,289
4.500%, 03/01/2026	CLP 2,545,000,000	2,649,165
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2031	BRL 12,400,000	2,034,796
10.000%, 01/01/2033	BRL 9,500,000	1,552,752
Colombian TES
9.250%, 05/28/2042	COP 4,500,000,000	781,530
7.000%, 06/30/2032	COP 5,200,000,000	853,195
5.750%, 11/03/2027	COP 8,900,000,000	1,605,890
Mexican Bonos
8.500%, 11/18/2038	MXN 14,200,000	677,446
7.750%, 05/29/2031	MXN 25,300,000	1,171,144

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
5.500%, 03/04/2027	MXN 10,700,000	$460,091
5.000%, 03/06/2025	MXN 32,400,000	1,441,093
Peru Government Bond
6.150%, 08/12/2032	PEN 4,600,000	1,007,344
5.940%, 02/12/2029	PEN 4,600,000	1,043,218
5.400%, 08/12/2034	PEN 10,600,000	2,114,335

TOTAL SOVEREIGN DEBT
(Cost $22,407,064)		19,538,288

EXCHANGE TRADED FUNDS — 3.5%

	Shares

Invesco DB Base Metals Fund *	327,419	6,440,332
iShares MSCI ACWI Fund	3,512	315,448
iShares MSCI Emerging Markets Fund	12,592	503,176
KraneShares Global Carbon Strategy ETF *	138,791	6,112,355
Xtrackers Harvest CSI 300 China Fund, Cl A	63,478	1,988,131

TOTAL EXCHANGE TRADED FUNDS
(Cost $15,739,200)		15,359,442

PREFERRED STOCK — 0.0%

Brazil — 0.0%
Cia Paranaense de Energia 0.000%, **	21,600	29,097

Germany — 0.0%
Jungheinrich 0.000%, **	421	11,460

TOTAL PREFERRED STOCK
(Cost $54,229)		40,557

TOTAL INVESTMENTS — 78.9%
(Cost $352,521,599)		$344,288,281

Percentages are based on Net Asset of $436,472,434.

*	Non-income producing security.
**	There is currently no rate available.
(1)	In U.S. dollars unless otherwise indicated.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

(B)	Perpetual security with no stated maturity date.

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

PEN — Peruvian Nuevo Sol

S&P— Standard & Poor’s

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Morgan Stanley	09/21/22	USD	13,130,124	JPY	1,772,650,000	$218,273

Morgan Stanley	09/21/22	CAD	5,790,000	USD	4,438,925	(81,746)

Morgan Stanley	09/21/22	EUR	8,320,000	USD	8,512,326	(23,152)

Morgan Stanley	09/21/22	GBP	9,060,000	USD	10,799,208	(247,588)

Morgan Stanley	09/21/22	AUD	8,820,000	USD	5,973,672	(194,152)

Morgan Stanley	09/21/22	SEK	12,079,000	USD	1,221,355	29,907

Morgan Stanley	09/21/22	USD	4,654,825	AUD	6,700,000	30,483

Morgan Stanley	09/21/22	JPY	3,961,917,000	USD	29,725,041	(108,958)

Morgan Stanley	09/21/22	USD	490,510	DKK	3,430,000	(17,781)

Morgan Stanley	09/21/22	USD	49,955,401	EUR	46,610,000	(2,138,260)

Morgan Stanley	09/21/22	USD	20,205,063	GBP	16,255,000	(385,451)

Morgan Stanley	09/21/22	NOK	4,441,000	USD	463,580	3,565

Morgan Stanley	09/21/22	USD	16,327,864	AUD	22,790,000	(390,822)

Morgan Stanley	09/21/22	USD	13,685,800	CAD	17,389,000	(108,953)

Morgan Stanley	09/21/22	USD	4,095,264	CHF	4,004,000	128,541

Morgan Stanley	10/20/22	CLP	2,840,000,000	USD	2,997,804	(108,534)

Morgan Stanley	10/20/22	COP	8,690,000,000	USD	1,981,715	(15,238)

Morgan Stanley	10/20/22	PEN	10,600,000	USD	2,699,750	24,407

Morgan Stanley	10/20/22	BRL	12,100,000	USD	2,189,490	(96,725)

Morgan Stanley	10/20/22	MXN	49,400,000	USD	2,372,659	(13,232)

						$(3,495,416)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

The open futures contracts held by the Fund at July 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
FTSE China A50	1,028	9/2/22	$14,346,905	$14,051,732	$(295,173)
Hang Seng China Enterprises Index	317	9/2/22	14,489,194	13,891,642	(597,188)
U.S. Ultra Long Treasury Bond	329	9/24/22	51,432,622	52,084,812	652,190

			$80,268,721	$80,028,186	$(240,171)

Short Contracts
MSCI EAFE Index	(39)	9/19/22	$(3,882,933)	$(3,806,595)	$76,339
MSCI Emerging Markets	(382)	9/19/22	(19,443,269)	(19,071,352)	371,917
Nikkei 225 Index	(74)	9/11/22	(15,577,322)	(15,399,325)	117,459
S&P 500 Index E-MINI	(89)	9/19/22	(17,591,018)	(18,394,075)	(803,057)

			$(56,494,542)	$(56,671,347)	$(237,342)

			$23,774,179	$23,356,839	$(477,513)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

The following is a summary of the level inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Australia	$68,843	$—	$—	$68,843
Austria	793,475	—	—	793,475
Belgium	175,952	—	—	175,952
Brazil	1,121,339	—	—	1,121,339
Canada	616,512	—	—	616,512
China	1,940,210	—	—	1,940,210
Denmark	1,526,268	—	—	1,526,268
Finland	243,939	—	—	243,939
France	1,242,269	—	—	1,242,269
Germany	3,364,369	—	—	3,364,369
Greece	618,995	—	—	618,995
Hong Kong	1,986,879	—	—	1,986,879
Hungary	674,910	—	—	674,910
India	2,255,624	—	—	2,255,624
Indonesia	486,519	—	—	486,519
Ireland	77,733	—	—	77,733
Italy	2,503,747	—	—	2,503,747
Japan	38,597,263	—	—	38,597,263
Malaysia	22,260	—	—	22,260
Mexico	1,111,101	—	—	1,111,101
Netherlands	342,269	—	—	342,269
New Zealand	452,735	—	—	452,735
Norway	778,027	—	—	778,027
Philippines	134,560	—	—	134,560
Poland	103,474	—	—	103,474
Portugal	1,040,385	—	—	1,040,385
Russia	—	—	—	—
Singapore	8,853	—	—	8,853
South Africa	832,140	—	—	832,140
South Korea	2,658,221	—	—	2,658,221
Spain	2,968,236	—	—	2,968,236
Sweden	1,204,262	—	—	1,204,262
Switzerland	1,453,675	—	—	1,453,675
Taiwan	2,407,175	—	—	2,407,175
Turkey	191,919	—	—	191,919
United Kingdom	950,003	—	—	950,003
United States	99,634,881	—	—	99,634,881

Total Common Stock	174,589,022	—	—	174,589,022

Corporate Obligations	—	72,731,202	—	72,731,202
U.S. Treasury Obligations	26,492,726	35,537,044	—	62,029,770
Sovereign Debt	—	19,538,288	—	19,538,288
Exchange Traded Funds	15,359,442	—	—	15,359,442
Preferred Stock	40,557	—	—	40,557

Total Investments in Securities	$216,481,747	$127,806,534	$—	$344,288,281

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND July 31, 2022 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*

Unrealized Appreciation	$1,217,905	$–	$–	$1,217,905

Unrealized Depreciation	(1,695,418)	–	–	(1,695,418)

Forward Foreign Currency Contracts*

Unrealized Appreciation	–	435,176	–	435,176

Unrealized Depreciation	–	(3,930,592)	–	(3,930,592)

Total Other Financial Instruments	$(477,513)	$(3,495,416)	$–	$(3,972,929)

*	Forward foreign currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

PBI-QH-001-1300